Cash Distributions and Earnings Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earnings per share
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$ 5,889	$ 5,394	$ 13,384	$ 11,706
Earnings attributable to:
Common unit holders	2,659	2,435	6,043	5,528
Subordinated unit holders Series A	453	415	1,030	415
Subordinated unit holders	$ 2,659	$ 2,435	$ 6,043	$ 5,528
Weighted average units outstanding (basic and diluted):
Common units	9,342,692	9,342,692	9,342,692	9,342,692
Subordinated unit holders Series A	1,592,920	227,560	1,592,920	114,409
Subordinated unit holders	9,342,692	9,342,692	9,342,692	9,342,692
Earnings per unit (basic and diluted):
Common unit holders	$ 0.28	$ 0.26	$ 0.65	$ 0.59
Subordinated unit holders Series A	0.28	1.82	0.65	3.63
Subordinated unit holders	0.28	0.26	0.65	0.59
Earnings per unit - distributed (basic and diluted):
Common unit holders	0.42	0.41	0.85	0.83
Subordinated unit holders Series A	0.42	2.89	0.85	5.74
Subordinated unit holders	0.42	0.41	0.85	0.83
(Losses) per unit - undistributed (basic and diluted):
Common unit holders	(0.14)	(0.15)	(0.2)	(0.24)
Subordinated unit holders Series A	(0.14)	(1.06)	(0.2)	(2.11)
Subordinated unit holders	$ (0.14)	$ (0.15)	$ (0.2)	$ (0.24)